Earnings (Loss) Per Share (Parenthetical) (Details) - shares	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Earnings Per Share [Abstract]
Vested directors' shares	263,057	246,442	255,039